Related Party Transactions (Details Textual) - USD ($)	1 Months Ended	9 Months Ended		12 Months Ended
	Oct. 31, 2013	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Related Party Transaction [Line Items]
Costs and Expenses, Related Party				$ 0	$ 200,000
Product Distribution Agreement Term		10 years		10 years
Proceeds from Contributions from Parent	$ 15,000,000
Harvard Bioscience [Member]
Related Party Transaction [Line Items]
Proceeds from Contributions from Parent	$ 15,000,000
Related Party Transaction, Amounts of Transaction			$ 51,000
Harvard Bioscience [Member] | Accounts Receivable [Member]
Related Party Transaction [Line Items]
Concentration Risk, Percentage		100.00%
Director [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Expenses from Transactions with Related Party			$ 165,000	$ 165,000
Transition Services Agreement [Member]
Related Party Transaction [Line Items]
Operating Leases, Rent Expense				$ 51,000	$ 183,000